Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	$ 107,362,797	$ 73,607,457	$ 32,057,524
Total Revenues	2,490,470,178	2,515,843,880	2,384,293,189
Mutual support			14,563
Commodity derivatives	20,328,649	10,794,682	1,820,371
Other income	18,548,051	14,928,257	12,901,017
Total other income	38,876,700	25,722,939	14,735,951
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	15,710,090	9,163,742	19,474,753
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,268,459,154	2,312,643,619	2,247,363,757
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,082,749,256	1,141,725,803	1,134,450,921
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	726,166,640	805,079,958	726,264,558
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	285,623,737	234,641,908	264,113,111
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	70,958,879	102,003,937	140,339,722
Generation [Member] | Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity			3,733,530
Distribution [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,185,709,898	1,170,917,816	1,112,912,836
Distribution [Member] | Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	131,227,735	130,390,337	124,903,393
Distribution [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	442,137,827	431,610,828	407,435,626
Distribution [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	386,608,105	379,037,776	350,157,120
Distribution [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	225,736,231	229,878,875	230,416,697
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	91,652,707	64,443,715	12,582,771
Revenue from Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	114,648,227	129,592,804	104,871,908
Revenue from Other Services [Member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	39,812,005	51,014,073	37,958,975
Revenue from Other Services [Member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	4,945,609	4,555,779	4,415,191
Revenue from Other Services [Member] | Public Lighting [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	13,449,852	12,660,894	10,859,012
Revenue from Other Services [Member] | Engineering and Consulting Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	3,414,472	14,304,336	1,817,284
Revenue from Other Services [Member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 53,026,289	$ 47,057,722	$ 49,821,446